K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

March 22, 2023

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 402

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 402 to the Trust’s currently effective Registration Statement on Form N-1A relating to the American Beacon Developing World Income Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purposes of this filing are to reflect: (1) a change in the Fund’s name, and corresponding changes to the Fund’s non-fundamental policy with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes); and (2) related changes to the Fund’s prospectus and Statement of Additional Information.

The Trust elects that this filing become effective on June 1, 2023, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber
Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.